Investments in Joint Ventures - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [Line Items]
Net income / (loss)	€ 2,469	€ 438	€ (431)
Other comprehensive income	(2,038)	(1,301)	(380)
Total comprehensive income / (loss)	431	(863)	€ (811)
Amvest [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	357	266
Other comprehensive income		7
Total comprehensive income / (loss)	357	273
Amvest [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	126	106
Other comprehensive income		2
Total comprehensive income / (loss)	126	108
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	86	75
Other comprehensive income	(32)	13
Total comprehensive income / (loss)	54	89
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	35	28
Other comprehensive income	(14)	7
Total comprehensive income / (loss)	€ 20	€ 34